Schedule of Investments

January 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (96.3%)
Brazil (2.9%)
Communication Services (0.8%)
Telefonica Brasil	259,200	$1,838
TIM	257,200	1,195
		3,033

Consumer Discretionary (0.7%)
Lojas Renner	241,000	686
Ultrapar Participacoes	151,900	731
Vibra Energia	220,501	1,201
		2,618

Consumer Staples (0.2%)
Ambev	305,900	863

Materials (0.8%)
Vale	151,300	2,418

Utilities (0.4%)
Cia de Saneamento de Minas Gerais Copasa MG	137,800	1,335

Total Brazil		10,267

Chile (0.2%)
Consumer Discretionary (0.2%)
Empresas Copec	76,000	648

Total Chile		648

China (24.1%)
Communication Services (1.8%)
Baidu, Cl A*	67,400	1,292
China Tower, Cl H	203,200	292
Hello Group ADR	87,200	595
JOYY ADR	18,200	1,171
Tencent Holdings	24,600	1,891
Weibo, Cl A	95,380	1,018
		6,259
Consumer Discretionary (5.3%)
361 Degrees International	982,000	723
Alibaba Group Holding	218,800	4,656
BAIC Motor, Cl H*	1,331,500	315
Bosideng International Holdings	1,222,000	746
Geely Automobile Holdings	710,000	1,462
Great Wall Motor, Cl H	563,000	959
Haier Smart Home, Cl A	541,600	1,786
Hisense Home Appliances Group, Cl H	270,000	793
JD.com, Cl A	111,600	1,591
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Consumer Discretionary (continued)
Li Ning	476,000	$1,245
PDD Holdings ADR*	15,900	1,607
TCL Electronics Holdings	527,000	810
Vipshop Holdings ADR	78,800	1,348
Xtep International Holdings	692,000	455
Zhongsheng Group Holdings	308,000	459
		18,955

Consumer Staples (0.6%)
China Feihe	1,166,000	579
Hengan International Group	409,500	1,480
		2,059

Energy (1.1%)
China Coal Energy, Cl H	741,000	1,085
PetroChina, Cl H	2,302,000	2,735
		3,820

Financials (5.7%)
Bank of China, Cl H	2,728,000	1,629
Bank of Communications, Cl H	525,000	451
China CITIC Bank, Cl H	1,489,000	1,387
China Everbright Bank, Cl H	1,117,000	466
China Life Insurance, Cl H	221,000	984
China Minsheng Banking, Cl H	2,098,000	1,044
China Pacific Insurance Group, Cl H	243,200	1,225
China Reinsurance Group, Cl H	6,376,000	1,437
Chongqing Rural Commercial Bank, Cl H	1,182,000	882
Far East Horizon	528,000	528
Industrial & Commercial Bank of China, Cl H	1,784,000	1,480
New China Life Insurance, Cl H	236,600	1,924
People's Insurance Group of China, Cl H	2,274,000	1,977
PICC Property & Casualty, Cl H	816,000	1,689
Ping An Insurance Group of China, Cl H	244,000	2,263
Postal Savings Bank of China, Cl H	525,000	342
		19,708

Health Care (1.3%)
China Medical System Holdings	302,000	542
CSPC Pharmaceutical Group	302,000	370

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Health Care (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	520,000	$1,262
Livzon Pharmaceutical Group, Cl H	274,300	1,032
Shandong Weigao Group Medical Polymer, Cl H	995,600	637
Sinopharm Group, Cl H	120,000	320
		4,163

Industrials (4.9%)
Anhui Expressway, Cl H	321,000	570
China Communications Services, Cl H	1,820,000	1,105
China Lesso Group Holdings	890,000	684
China Merchants Port Holdings	724,000	1,457
First Tractor, Cl H	678,000	797
Lonking Holdings	1,500,000	615
Precision Tsugami China	242,000	1,297
Sany Heavy Equipment International Holdings	858,000	1,318
Sinopec Engineering Group, Cl H	1,179,000	1,120
Sinotrans, Cl H	476,000	316
Sinotruk Hong Kong	436,500	2,004
SITC International Holdings	258,000	963
Weichai Power, Cl H	354,000	1,200
Yangzijiang Shipbuilding Holdings	516,800	1,357
ZCZL Industrial Technology Group, Cl H	437,200	1,232
Zhejiang Expressway, Cl H	596,000	562
		16,597

Information Technology (0.9%)
China Railway Signal & Communication, Cl H	2,393,000	1,122
Lenovo Group	1,822,000	2,053
		3,175

Materials (1.9%)
Aluminum Corp of China, Cl H	1,714,000	2,993
China Hongqiao Group	189,500	867
China Nonferrous Mining	500,000	991
China XLX Fertiliser	451,000	647
Fufeng Group	965,000	1,044
Shougang Fushan Resources Group	1,012,000	426
		6,968

Utilities (0.6%)
Beijing Enterprises Holdings	253,500	1,148
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Utilities (continued)
Kunlun Energy	1,122,000	$1,150
		2,298

Total China		84,002

Egypt (0.0%)
Materials (0.0%)
Abou Kir Fertilizers & Chemical Industries	112,500	154

Total Egypt		154

Greece (1.3%)
Communication Services (0.3%)
Hellenic Telecommunications Organization	52,800	990

Consumer Discretionary (0.2%)
OPAP	40,275	812

Energy (0.2%)
Motor Oil Hellas Corinth Refineries	17,600	709

Financials (0.6%)
Eurobank	204,500	999
National Bank of Greece	58,900	1,040
		2,039

Total Greece		4,550

Hong Kong (1.2%)
Health Care (0.2%)
SSY Group	1,912,000	724

Industrials (0.3%)
Orient Overseas International	65,000	1,065

Information Technology (0.7%)
Wasion Holdings	786,000	2,401

Total Hong Kong		4,190

Hungary (1.3%)
Communication Services (0.3%)
Magyar Telekom Telecommunications	175,200	1,087

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Energy (0.4%)
MOL Hungarian Oil & Gas	101,500	$1,240

Financials (0.6%)
OTP Bank Nyrt	18,800	2,365

Total Hungary		4,692

India (12.0%)
Communication Services (0.3%)
Indus Towers*	89,600	435
Zee Entertainment Enterprises	749,000	688
		1,123

Consumer Discretionary (0.1%)
JK Tyre & Industries	50,400	285

Energy (2.3%)
Bharat Petroleum	554,500	2,198
Coal India	395,300	1,896
Great Eastern Shipping	74,200	971
Indian Oil	603,000	1,071
Oil & Natural Gas	498,600	1,462
Petronet LNG	237,000	747
		8,345

Financials (5.2%)
Bank of Baroda	848,500	2,764
Bank of India	996,700	1,781
Canara Bank	1,606,900	2,579
General Insurance Corp of India	255,000	1,049
Indian Bank	235,300	2,335
LIC Housing Finance	179,400	1,028
Power Finance	318,400	1,315
Punjab National Bank	1,173,500	1,600
REC	143,500	569
State Bank of India	94,500	1,108
Union Bank of India	1,100,600	2,166
		18,294

Health Care (0.1%)
Strides Pharma Science	37,725	360

Industrials (0.2%)
Shipping Corp of India	327,300	803

Information Technology (0.3%)
Redington	336,000	996

Materials (3.0%)
Chambal Fertilisers and Chemicals	182,500	876
GHCL	63,700	368
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Materials (continued)
Gujarat State Fertilizers & Chemicals	50,600	$102
Hindalco Industries	227,100	2,364
Jindal Saw	153,300	292
JK Paper	71,900	256
Maharashtra Seamless	92,400	523
National Aluminium	420,400	1,752
NMDC	1,827,300	1,610
NMDC Steel*	44,900	21
Vedanta	269,500	1,993
		10,157

Utilities (0.5%)
GAIL India	576,600	1,050
Mahanagar Gas	30,100	345
PTC India	99,100	186
		1,581

Total India		41,944

Indonesia (2.1%)
Communication Services (0.6%)
Indosat	5,340,800	710
Telkom Indonesia Persero	5,752,500	1,230
		1,940

Energy (0.3%)
United Tractors	603,500	940

Financials (0.2%)
Bank Negara Indonesia Persero	2,811,200	755

Industrials (0.3%)
Astra International	3,045,100	1,155

Materials (0.3%)
Aneka Tambang	4,033,600	993

Utilities (0.4%)
Perusahaan Gas Negara Persero	11,341,200	1,435

Total Indonesia		7,218

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Kuwait (0.3%)
Communication Services (0.3%)
Mobile Telecommunications KSCP	625,200	$1,038

Total Kuwait		1,038

Malaysia (0.9%)
Financials (0.9%)
AMMB Holdings	716,500	1,172
CIMB Group Holdings	274,000	597
RHB Bank	534,400	1,145
		2,914

Materials (0.0%)
Scientex	64,200	63

Total Malaysia		2,977

Mexico (2.5%)
Communication Services (0.5%)
America Movil	1,369,100	1,416
Megacable Holdings	113,100	397
		1,813

Consumer Staples (0.6%)
Coca-Cola Femsa	129,400	1,357
Kimberly-Clark de Mexico, Cl A	351,700	779
		2,136

Financials (0.4%)
Grupo Financiero Banorte, Cl O	111,500	1,257

Health Care (0.1%)
Genomma Lab Internacional, Cl B	413,600	394

Materials (0.9%)
Cemex	854,700	1,062
Grupo Mexico	191,800	2,116
		3,178

Real Estate (0.0%)
Fibra Uno Administracion‡	55,800	87

Total Mexico		8,865
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Peru (0.3%)
Financials (0.3%)
Credicorp	3,400	$1,213

Total Peru		1,213

Philippines (0.3%)
Financials (0.3%)
Metropolitan Bank & Trust	887,800	1,101

Total Philippines		1,101

Poland (1.0%)
Communication Services (0.2%)
Orange Polska	198,300	641

Energy (0.3%)
ORLEN	34,100	1,036

Financials (0.5%)
Powszechna Kasa Oszczednosci Bank Polski	30,800	801
Powszechny Zaklad Ubezpieczen	55,000	1,083
		1,884

Total Poland		3,561

Qatar (0.6%)
Communication Services (0.3%)
Ooredoo QPSC	306,200	1,204

Materials (0.3%)
Qatar Aluminum Manufacturing	1,719,600	895

Total Qatar		2,099

Russia (–%)
Communication Services (–%)
Mobile TeleSystems PJSC(A)*	13,800	—

Consumer Staples (–%)
Magnit PJSC(A)*	1,000	—

Energy (–%)
Gazprom PJSC(A)*	11,300	—
LUKOIL PJSC(A)*	2,300	—
		—

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Materials (–%)
GMK Norilskiy Nickel PAO(A)*	370	$—

Total Russia		—

Saudi Arabia (3.0%)
Communication Services (0.7%)
Etihad Etisalat	60,800	1,144
Saudi Telecom	100,700	1,195
		2,339

Consumer Staples (0.1%)
Al-Dawaa Medical Services	21,700	297

Financials (1.8%)
Arab National Bank	185,800	1,128
Banque Saudi Fransi	177,000	852
Riyad Bank	146,300	1,098
Saudi Awwal Bank	122,600	1,165
Saudi Investment Bank	222,000	829
Saudi National Bank	107,600	1,286
		6,358

Materials (0.3%)
SABIC Agri-Nutrients	35,700	1,189

Real Estate (0.1%)
Arabian Centres	58,200	303

Total Saudi Arabia		10,486

South Africa (3.7%)
Communication Services (0.9%)
MTN Group	178,900	1,987
Vodacom Group	118,900	1,097
		3,084

Consumer Discretionary (0.8%)
Naspers, Cl N	52,800	3,232

Energy (0.3%)
Exxaro Resources	82,100	936

Financials (0.6%)
Absa Group	79,800	1,257
Nedbank Group	46,500	764
		2,021

Materials (1.1%)
African Rainbow Minerals	61,200	896
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Materials (continued)
Gold Fields	58,400	$2,888
		3,784

Total South Africa		13,057

South Korea (16.0%)
Communication Services (0.4%)
KT	12,600	499
LG Uplus	67,200	747
SK Telecom	5,200	262
		1,508

Consumer Discretionary (2.3%)
Hankook Tire & Technology	35,200	1,557
Hyundai Mobis	5,100	1,594
Hyundai Motor	6,300	2,193
Kangwon Land	56,200	680
Kia	20,900	2,224
SNT Motiv	4,000	97
		8,345

Consumer Staples (0.2%)
BGF retail	2,200	185
Orion	5,800	472
		657

Financials (1.9%)
DB Insurance	13,600	1,343
Hana Financial Group	15,400	1,070
JB Financial Group	40,100	700
KB Financial Group	11,900	1,114
Samsung Life Insurance	3,400	443
Shinhan Financial Group	37,700	2,203
		6,873

Industrials (2.7%)
Doosan Bobcat	12,900	525
Hyundai Glovis	7,000	1,180
LG	7,000	444
LX INTERNATIONAL CORP	21,700	576
SK Square*	17,100	6,694
		9,419

Information Technology (8.5%)
DB HiTek	15,300	1,116
LG Innotek	7,700	1,307
LX Semicon	7,500	284
PSK	49,100	2,074
Samsung Electronics	149,372	16,501
Samsung SDS	4,700	564

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Information Technology (continued)
SK hynix	12,000	$7,493
		29,339

Total South Korea		56,141

Taiwan (18.9%)
Consumer Discretionary (0.4%)
Fusheng Precision	70,000	596
Pou Chen	584,000	564
		1,160

Financials (1.6%)
Cathay Financial Holding	673,000	1,603
CTBC Financial Holding	1,533,000	2,470
Fubon Financial Holding	172,200	494
KGI Financial Holding	1,960,390	1,121
SinoPac Financial Holdings	49	—
		5,688

Industrials (0.5%)
Eva Airways	763,000	903
Sunonwealth Electric Machine Industry	156,000	702
		1,605

Information Technology (16.2%)
ADATA Technology	200,000	2,264
Arcadyan Technology	100,000	568
Ardentec	488,000	2,458
ASE Technology Holding	84,000	781
Asustek Computer	143,000	2,246
Chicony Electronics	159,000	588
Chin-Poon Industrial	378,000	456
Chipbond Technology	604,000	1,048
Compal Electronics	652,000	673
Compeq Manufacturing	354,000	1,887
Everlight Electronics	559,000	985
Foxsemicon Integrated Technology	66,000	586
Genius Electronic Optical	78,000	1,116
Getac Holdings	166,000	592
Hon Hai Precision Industry	433,000	2,993
MediaTek	12,000	666
Pegatron	328,000	723
Powertech Technology	157,000	1,243
Primax Electronics	397,000	990
Quanta Computer	225,000	1,981
Radiant Opto-Electronics	426,000	1,646
Sigurd Microelectronics	337,000	1,382
Simplo Technology	91,000	1,001
Synnex Technology International	517,000	1,071
Taiwan Semiconductor Manufacturing	258,000	14,266
LSV Emerging Markets Equity Fund

	Shares	Value (000)
Information Technology (continued)
Topco Scientific	109,000	$1,107
Tripod Technology	138,000	1,626
United Microelectronics	2,147,000	4,272
Wistron	248,000	1,015
Wiwynn	8,000	897
WT Microelectronics	451,000	2,227
Zhen Ding Technology Holding	286,000	1,763
		57,117

Materials (0.2%)
Tung Ho Steel Enterprise	242,000	533

Total Taiwan		66,103

Thailand (1.9%)
Consumer Staples (0.1%)
Thai Beverage	1,335,300	504

Financials (1.6%)
Bangkok Bank	238,200	1,195
Kasikornbank	161,500	965
Kiatnakin Phatra Bank	448,800	1,026
Krung Thai Bank	1,379,100	1,238
Thai Life Insurance	2,441,500	921
		5,345

Real Estate (0.2%)
Supalai	1,084,500	627

Total Thailand		6,476

Turkey (0.4%)
Consumer Staples (0.4%)
BIM Birlesik Magazalar	28,200	430
Coca-Cola Icecek	593,200	984
		1,414

Total Turkey		1,414

United Arab Emirates (1.4%)
Financials (0.5%)
Emirates NBD Bank PJSC	196,700	1,666

Industrials (0.3%)
Air Arabia PJSC	819,000	1,112

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Real Estate (0.6%)
Emaar Properties PJSC	484,800	$1,983

Total United Arab Emirates		4,761

TOTAL FOREIGN COMMON STOCK
(Cost $265,802)		336,957

Foreign Preferred Stock (1.8%)
Brazil** (1.7%)
Banco Bradesco	431,700	1,743
Cia Energetica de Minas Gerais	411,600	897
Itausa	569,466	1,473
Petroleo Brasileiro - Petrobras	256,100	1,833
		5,946

Chile** (0.1%)
Embotelladora Andina	89,200	469

TOTAL FOREIGN PREFERRED STOCK
(Cost $5,098)		6,415

	Number of Warrants
Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	3,642	—

TOTAL WARRANTS
(Cost $–)		—
LSV Emerging Markets Equity Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (3.0%)
South Street Securities 3.250%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $10,623 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $6,943, 1.875% - 3.500%, 10/15/2028 – 08/15/2047; total market value $10,832)	$10,620	$10,620

TOTAL REPURCHASE AGREEMENT
(Cost $10,620)		10,620

Total Investments – 101.1%
(Cost $281,520)		$353,992

Percentages are based on Net Assets of $349,821 (000).

*	Non-income producing security.

**	No rate available.

‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-008-1500